Accounts Receivable, Net (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 1,418	$ 18